Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Income Taxes [Abstract]
Schedule of Components of (Loss)/Gain Before Income Taxes

The components of (loss)/gain before income taxes consist of the following:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2024	2023	2024	2023
Domestic	$(5,889,163)	$19,809,584	$(8,072,027)	$(11,367,084)
Foreign	(2,032,900)	(5,384,145)	(5,733,590)	(15,390,894)
Profit/(Loss) before income taxes	$(7,922,063)	$14,425,439	$(13,805,617)	$(26,757,978)

The components of loss before income taxes consist of the following:

(In USD)
	March 31, 2024	March 31, 2023
Domestic	$(11,618,649)	$(28,261,210)
Foreign	(22,658,603)	(33,770,866)
Income/(Loss) before income taxes	$(34,277,252)	$(62,032,076)

The components of the provision for income taxes were as follows:

(In USD)
Period ended	March 31, 2024	March 31, 2023
Current Taxes
U.S. federal	$-	$-
U.S. state and local	-	-
Foreign	-	-
Current taxes	$-	$-

Deferred Taxes
U.S. federal	$-	$-
U.S. state and local	-	-
Foreign	-	-
Deferred Taxes	$-	$-
Provision for income taxes	$-	$-

Schedule of Reconciliation of the Statutory Federal Income Tax Rate

The following is a reconciliation of the statutory federal income tax rate to our effective tax rate

	March 31, 2024	March 31, 2023
Accounting profit/(loss) before tax	$(34,277,252)	$(62,032,076)
Tax using the Company’s domestic tax rate	(7,198,223)	(13,026,736)

Federal statutory income tax rate	21.0%	21.0%
Tax impact of :
U.S. state and local taxes	1.5%	2.1%
Federal benefit for state taxes	-1.5%	-2.1%
Valuation allowance	-23.6%	-23.1%
Difference in tax rates	2.6%	2.1%
Effective tax rate	0.0%	0.0%
Current Tax expense	-	-
Deferred Tax expense	-	-
Income tax expense reported in the Statement of profit and loss/Effective Tax Rate	-	-

Schedule of Deferred Income Tax Assets and Liabilities	The Company’s deferred income tax assets and liabilities as of March 31, 2024 and 2023 consisted of the following
Year ended	March 31, 2024	March 31, 2023
Deferred tax assets:
Net operating loss carryforwards	44,873,459	35,315,394
Lease liability	149,905	431,669
Total deferred tax assets	45,023,364	35,747,063
Less: Valuation allowance	(43,709,941)	(34,877,803)
Deferred tax assets, net of valuation allowance	$1,313,423	$869,260
Deferred tax liabilities:
Right of use assets	(322,652)	(440,418)
Depreciation on property plant and equipment and intangible assets	(361,674)	(342,678)
Borrowings	(629,097)	-
Others	-	(86,164)
Total deferred tax liabilities	(1,313,423)	(869,260)
Net deferred tax assets	$-	$-